Note 12 - Lease Obligations - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	€ 231
2018	148
2019	90
2020	47
2021	19
Total minimum lease payments	549
Less: amount representing interest	(14)
Present value of minimum lease payments	535
Less: current portion	(222)	€ (238)
Capital lease obligations, non-current	€ 313	€ 294